ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Accounting Policies
ACCOUNTING POLICIES
2.1	BASIS OF PREPARATION

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standard Board (IASB).

The consolidated financial statements have been prepared on the historical cost basis, except for certain financial assets, liabilities and defined benefit plan assets, that are measured at fair value, as explained in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for assets. The consolidated financial statements are presented in millions of US Dollars (USD). All values are rounded to the nearest one hundred thousand, except when indicated otherwise.

For the purpose of these consolidated financial statements, income taxes have been calculated using the separate return method.

The consolidated financial statements were authorized for public disclosure on March 5, 2019 by the board of directors of Hudson Ltd. The consolidated financial statements of Hudson Ltd. were authorized for issuance on March 14, 2019.

2.2	BASIS OF CONSOLIDATION

Subsidiaries are fully consolidated from the date of acquisition, being the date on which we obtained control, and continue to be consolidated until the date when such control is lost. An entity of Hudson Group controls another entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the other entity. All intra-group balances, transactions, unrealized gains or losses resulting from intra-group transactions and dividends are eliminated in full.

Transactions with subsidiaries of Dufry outside the scope of consolidation of Hudson Group have not been eliminated and are reported as related party transactions, refer to note 37.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If Hudson Group loses control over a subsidiary, it:

–	derecognizes the assets (including goodwill) and liabilities of the subsidiary, derecognizes the carrying amount of any non-controlling interest as well as derecognizes the cumulative translation differences recorded in equity;

–	recognizes the fair value of the consideration received, recognizes the fair value of any investment retained as well as recognizes any surplus or deficit in the consolidated statements of comprehensive income.

For the accounting treatment of associated companies refer to note 2.3.

2.3	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a) Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, measured at fair value on the acquisition date and the amount of any non-controlling interest in the acquiree. For each business combination, Hudson selects whether it measures the non-controlling interests in the acquiree either at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition related transaction costs are expensed and presented in other operational result. When Hudson acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Thereafter any change in the fair value of contingent consideration, not classified as equity, will be recognized through the consolidated statements of comprehensive income.

Hudson measures goodwill at the acquisition date as:

–	The fair value of the consideration transferred;

–	plus the recognized amount of any non-controlling interests in the acquiree;

–	plus if the business combination is achieved in stages, the fair value of the pre-existing equity interest in the acquiree;

–	less the net recognized amount of the identifiable assets acquired and liabilities assumed.

When the excess is negative, a bargain purchase gain is recognized immediately in the consolidated statements of comprehensive income.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to the group of cash generating units of Hudson that is expected to benefit from the combination.

Where goodwill forms part of a group of cash-generating units and an operation within is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed of in this circumstance is measured based on the relative values of the operation disposed of and the portion of the cash-generating unit retained, unless there are specific allocations.

b) Turnover

Turnover is comprised of sales and advertising income and is recognized from contracts with customers. Sales are measured at the fair value of the consideration received in cash or credit cards for the goods, net of sales taxes or duties. Retail sales are recognized at the time when the goods are transferred. Advertising income is recognized over time when the services have been rendered (for the adoption of IFRS 15, refer to note 2.4).

c) Cost of sales

Cost of sales are recognized when the company sells the products and comprise the purchase price and the cost incurred until the products arrived at our warehouse, i. e. import duties, transport, purchase discounts (price-offs) as well as inventory valuation adjustments and inventory losses.

d) Personnel expenses

These expenses comprise the net compensation to employees of Hudson.

e) Foreign currency translation

Each subsidiary in Hudson uses its corresponding functional currency. Items included in the financial statements of each entity are measured using that functional currency. Transactions in foreign currencies are recorded at the date of the transaction in the functional currency using the exchange rate on such date.

Monetary assets and liabilities denominated in foreign currencies are re-measured using the functional currency exchange rate at the reporting date and the difference is recorded as unrealized foreign exchange gains / losses. Deferred taxes related to unrealized FX are accounted accordingly. Non-monetary items are measured at historical cost in the respective functional currency.

At the reporting date, the assets and liabilities of all subsidiaries reporting in foreign currency are translated into the presentation currency of Hudson (USD) using the exchange rate at the reporting date. The consolidated statements of comprehensive income of the subsidiaries are translated using the average exchange rates of the respective month in which the transactions occurred. The net translation differences are recognized in other comprehensive income. On disposal of a foreign entity or when control is lost, the deferred cumulative translation difference recognized within equity relating to that particular operation is recognized in the consolidated statements of comprehensive income as gain or loss on sale of subsidiaries.

Intangible assets, goodwill and fair value adjustments identified during a business combination (purchase price allocation) are treated as assets and liabilities in the functional currency of such operation.

Principal foreign exchange rates applied for valuation and translation:

	AVERAGE RATE			CLOSING RATE
IN USD	2018	2017	2016	2018	2017	2016
1 CAD	0.772	0.7714	0.7552	0.7333	0.7951	0.7446

f) Other operational result

The transactions included in these accounts are generally non-recurring and not related to the ongoing key business of Hudson.

g) Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by Hudson are recognized at the proceeds received, net of direct transaction costs. Repurchase of Hudson’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in the consolidated statements of comprehensive income on the purchase, sale, issue or cancellation of Hudson’s own equity instruments.

h) Share capital

Ordinary shares are classified as equity. Costs directly attributable to the issuance of shares or options are shown in the statement of changes in equity as transaction costs for equity instruments, net of tax.

For treasury shares purchased by Hudson Ltd. or any subsidiary, the consideration paid, including any directly attributable expenses, net of income taxes, is deducted from equity until the shares are cancelled, assigned or sold. Where such ordinary shares are subsequently sold, any consideration received, net of any direct transaction expenses and income taxes, is included in equity.

i) Pension and other post-employment benefit obligations

Hudson provides retirement benefits through defined contribution pension plans which are funded by regular contributions made by the employer and the employees to a third-party.

j) Share-based payments

Equity settled share based payments to employees and other third parties providing services are measured at the fair value of the equity instruments at grant date. The fair value determined at grant date of the equity-settled share-based payment is expensed on a pro rata basis over the vesting period, based on the estimated number of equity instruments that will eventually vest. At the end of each reporting period, Hudson revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statements of comprehensive income such that the cumulative expense reflects the revised estimate.

Where the terms of an equity settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognized for any modification, which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the holder of the option as measured at the date of modification.

k) Taxation

Income tax expense represents the sum of the current income tax and deferred tax. Where the functional currency is not the local currency, the position includes the effects of foreign exchange translation on deferred tax assets or deferred tax liabilities.

Income tax positions not relating to items recognized in the consolidated statements of comprehensive income, are recognized in correlation to the underlying transaction either in other comprehensive income or equity.

Current income tax

Income tax receivables or payables are measured at the amount expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantially enacted at the reporting date in the countries or states where Hudson operates and generates taxable income.

Income tax related to items recognized in other comprehensive income is recognized in other comprehensive income.

Deferred tax

Deferred tax is provided using the liability method on temporary differences between the tax basis of assets or liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

–	When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

–	In respect of taxable temporary differences associated with investments in subsidiaries, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits or tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available, against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized, except:

–	When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

–	In respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be realized. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantially enacted at the reporting date applicable for each respective jurisdiction.

l) Property, plant and equipment

These are stated at cost less accumulated depreciation and any impairment in fair value. Depreciation is computed on a straight-line basis over the shorter of the estimated useful life of the asset or the lease term. The useful lives applied are as follows:

–	Real estate (buildings) 20 to 40 years

–	Leasehold improvements the shorter of the lease term or 10 years

–	Furniture and fixtures the shorter of the lease term or 5 years

–	Motor vehicles the shorter of the lease term or 5 years

–	Computer hardware the shorter of the lease term or 5 years

m) Intangible assets

These assets mainly comprise of concession rights and brands. Usually these assets are capitalized at cost, but when identified as part of a business combination, these assets are capitalized at fair value as at the date of acquisition. The useful lives of these intangible assets are assessed to be either finite or indefinite. Following initial recognition, the cost model is applied to intangible assets. Intangible assets with finite lives are amortized over the useful economic life. Software is valued at amortized historical cost, or in case of internal developments by the sum of costs incurred and amortized over useful lives (analyzed case by case).

n) Impairment of non-financial assets

Tangible and intangible assets that are subject to depreciation and amortization are reviewed for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized when the carrying amount of an asset or cash generating unit exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less cost of disposal or its value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows (cash generating units). Goodwill and intangible assets with indefinite useful lives are not subject to amortization and are tested annually for impairment.

o) Associates

Associates are all entities over which Hudson has significant influence but not control, generally accompanying a shareholding interest of more than 20 % of the voting rights.

Investments in associates are accounted for using the equity method of accounting. Under the equity method, the investment is initially recognized at cost. The carrying amount is increased or decreased to recognize the investor’s share of the net profit of the investee after the date of acquisition and decreased by dividends declared. Hudson’s investment in associates includes goodwill identified on acquisition.

Hudson’s share of post-acquisition net profit and its share of post-acquisition movements in other comprehensive income are recognized in the consolidated statements of comprehensive income with a corresponding adjustment to the carrying amount of the investment. When Hudson’s share of losses in an associate equals or exceeds its interest in the associate, Hudson does not recognize further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate. If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income is reclassified to net profit where appropriate.

Hudson determines at each reporting date whether there is any objective evidence that the investments in associates are impaired. If this is the case, Hudson calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount within the share of result of associates in the statement of comprehensive income.

Profits and losses resulting from upstream and downstream transactions between Hudson and its associate are recognized in Hudson’s financial statements only to the extent of unrelated investor’s interests in the associates. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by Hudson.

Dilution gains and losses arising in investments in associates are recognized in the consolidated statements of comprehensive income.

p) Inventories

Inventories are valued at the lower of historical cost or net realizable value. The historical costs are determined using the weighted average method. Historical cost includes expenses incurred in bringing the inventories to their present location and condition. This includes mainly import duties. Purchase discounts and rebates are deducted in determining the cost of inventories. The net realizable value is the estimated selling price in the ordinary course of business less the estimated costs necessary to make the sale. Inventory allowances are set up in the case of slow-moving and obsolete stock. Expired items are fully written off.

q) Trade receivables

This account includes receivables related to the sale of merchandise.

r) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand or current bank accounts as well as short-term deposits at banks with initial maturity below 91 days. Credit card receivables with a maturity of up to 4 days are included as cash in transit. Short-term investments are included in this position if they are highly liquid, readily convertible into known amounts of cash and subject to insignificant risk of changes in value.

s) Provisions

Provisions are recognized when Hudson has a present obligation (legal or constructive) as a result of a past event, it is probable that Hudson will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate at the end of the reporting period of the consideration required to settle the present obligation, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (where the effect of the time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that the reimbursement will be received and the amount of the receivable can be measured reliably.

Contingent liabilities acquired in a business combination

Contingent liabilities acquired in a business combination are initially measured at fair value at the acquisition date. At the end of subsequent reporting periods, such contingent liabilities are measured at the higher of the amount that would be recognized in accordance with IAS 37 Provisions, contingent liabilities and contingent assets and the amount initially recognized less cumulative amortization recognized in accordance with IFRS 15 Revenue from contracts with customers.

Lawsuits and duties

Provisions for lawsuits and duties are recognized to account for uncertainties dependent on the outcome of ongoing lawsuits.

t) Investments and other financial assets

(i) Classification

From January 1, 2018, Hudson classifies its financial assets in the following measurement categories:

–	those to be measured subsequently at fair value (through the consolidated statements of comprehensive income), and

–	those to be measured at amortized cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows. For assets measured at fair value, gains and losses will either be recorded in profit or loss or other comprehensive income (OCI). For investments in equity instruments that are not held for trading, this will depend on whether Hudson has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVOCI).

For assets measured at amortized cost, depreciation, amortization and loss allowances will be recorded through profit or loss.

(ii) Recognition and derecognition

Regular purchases and sales of financial assets are recognized on trade-date, the date on which Hudson commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and Hudson has transferred substantially all the risks and rewards of ownership.

(iii) Measurement

At initial recognition, Hudson measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVTPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed in profit or loss.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Debt instruments

Subsequent measurement of debt instruments depends on Hudson’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which Hudson classifies its debt instruments:

–	Amortized cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely collections of principal and interest are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in the financial result together with foreign exchange gains and losses or interest income and expenses respectively. Impairment losses are presented in the other operational result.

–	FVOCI: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss and recognized in foreign exchange gain / (loss). These financial assets are measured using the effective interest rate method.

–	FVTPL: Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVTPL. A gain or loss on a debt investment that is subsequently measured at FVTPL is recognized in profit or loss and presented net within interest income / expenses in the period in which it arises.

(iv) Impairment of financial assets

From January 1, 2018, Hudson assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk. For trade receivables and receivables for refund from suppliers and related services, Hudson applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables, see note 19 for further details.

(v) Trade, other accounts receivable and cash and cash equivalents

Trade and other receivables (including credit cards receivables, other accounts receivable, cash and cash equivalents) are measured at amortized cost using the effective interest method, less any impairment.

(vi) Accounting policies applied until December 31, 2017

Hudson has applied IFRS 9 by using the retrospective method, but has elected not to restate comparative information. As a result, the comparative information provided continues to be accounted for in accordance with Hudson’s previous accounting policy.

Classification

Until December 31, 2017, Hudson classified its financial assets in the following categories:

–	financial assets at fair value through profit or loss,

–	loans and receivables,

–	held-to-maturity investments (not applicable to Hudson at this date), and

–	available-for-sale financial assets (not applicable to Hudson at this date).

The classification depended on the purpose for which the investments were acquired. Management determined the classification of its investments at initial recognition. There were no reclassifications between categories during 2017.

Subsequent measurement

The measurement at initial recognition did not change on adoption of IFRS 9, see description above. Subsequent to the initial recognition, loans and receivables were carried at amortized cost using the effective interest method. Financial assets at FVTPL were subsequently carried at fair value. Gains or losses arising from changes in the fair value were recognized in profit or loss within the financial result. Details on how the fair value of financial instruments is determined are disclosed in note 29.

Impairment of financial assets

Hudson assessed at the end of each reporting period whether there was objective evidence that a financial asset or group of financial assets was impaired. A financial asset or a group of financial assets was impaired and impairment losses were incurred only if there was objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a ‘loss event’) and that loss event (or events) had an impact on the estimated future cash flows of the financial asset or group of financial assets that could be reliably estimated.

Assets carried at amortized cost

For loans and receivables, the amount of the loss was measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that had not been incurred) discounted at the financial asset’s original effective interest rate. The carrying amount of the asset was reduced and the amount of the loss was recognized in profit or loss. If a loan had a variable interest rate, the discount rate for measuring any impairment loss was the current effective interest rate determined under the contract. As a practical expedient, Hudson could measure impairment on the basis of an instrument’s fair value using an observable market price. If, in a subsequent period, the amount of the impairment loss decreased and the decrease could be related objectively to an event occurring after the impairment was recognized (such as an improvement in the debtor’s credit rating), the reversal of the previously recognized impairment loss was recognized in profit or loss. Impairment testing of trade receivables is described in note 19.

u) Financial liabilities

i) Financial liabilities at FVTPL

These are stated at fair value, with any gains or losses arising on re-measurement recognized in the consolidated statements of comprehensive income. The net gain or loss recognized in the consolidated statements of comprehensive income incorporates any interest paid on the financial liability and is included in interest income / expenses in the consolidated statements of comprehensive income. Fair value is determined in the manner described in note 29.

ii) Other financial liabilities

Other financial liabilities (including borrowings) are subsequently measured at amortized cost using the effective interest method.

iii) Derecognition of financial liabilities

Hudson derecognizes financial liabilities only when the obligations are discharged, cancelled or expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid or payable is recognized in the consolidated statements of comprehensive income.

iv) Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

2.4	CHANGES IN ACCOUNTING POLICY AND DISCLOSURES

New and amended Standards and Interpretations

The accounting policies adopted are consistent with those of the previous financial year, except for the revised Standards and the Interpretations adopted in these financial statements (effective January 1, 2018).

IFRS 9

Financial Instruments

IFRS 9 addresses the classification, measurement and derecognition of financial assets and financial liabilities, introduces new rules for hedge accounting and a new impairment model for financial assets.

Phase 1: Classification and measurement – determines how financial assets and financial liabilities are accounted for and measured on an ongoing basis.

At January 1, 2018, Hudson had no financial assets classified as available for sale, held-to-maturity or at fair value through OCI (FVOCI). The financial assets and liabilities are classified as fair value through profit or loss (FVTPL) and meet the criteria for this category as these do not include any non-derivative components. Hence there have not been any change to the accounting classification for Hudson’s assets and liabilities.

Phase 2: Impairment – a new single expected loss impairment model is introduced that will require more timely recognition of expected credit losses.

The new impairment model requires the recognition of impairment provisions based on expected credit losses (ECL) rather than only incurred credit losses as was the case under the previous guidance. It applies to financial assets classified at amortized cost, debt instruments measured at FVOCI, contract assets under IFRS 15 Revenue from Contracts with Customers, lease receivables, loan commitments and certain financial guarantee contracts. Based on the assessments, no significant change in the allowances were identified, as the company has measured the credit risk in the past based on expected future losses.

Phase 3: Hedge accounting – the new model aligns the accounting treatment with risk management activities. Users of the financial statements will be provided with better information about risk management and the effect of hedge accounting on the financial statements.

Based on IFRS 9, more hedge relationships might be eligible for hedge accounting, as the standard introduces a more principles-based approach. Hudson’s current hedge relationships qualify as continuing hedges upon the adoption of IFRS 9. In addition, Hudson started to designate the intrinsic value of foreign currency option contracts as hedging instruments going forward, which until December 31, 2017 have been accounted as derivatives at FVTPL. Changes in the fair value of foreign exchange forward contracts attributable to forward points, and in the time value of the option contracts, will in this case be deferred in new costs of hedging reserve OCI. Thereafter, the deferred amounts will be recycled against the related hedged transaction when it occurs.

Hudson has not utilized hedges in relation to changes in the fair value of foreign exchange forward contracts attributable to forward points at December 31, 2017.

Hudson did not identify any cases where the new classifications and measurements of financial assets and financial liabilities as introduced by IFRS 9 had any material impact on the current consolidated financial statements. The previous valuation and presentation of hedges were aligned with the requirements of IFRS 9. Furthermore the allowances for trade receivables have not increased due to the adoption of IFRS 9.

IFRS 15

Revenue from contracts with customers

IFRS 15 addresses revenue recognition and establishes principles for reporting useful information to users of financial statements about the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. Revenue is recognized when a customer obtains control of goods or services and thus has the ability to direct the use and obtain the benefits from the goods or services.

The standard replaces IAS 18 Revenue and IAS 11 Construction Contracts and related interpretations. Hudson has analyzed the impact of the standard and has not identified any need for material changes to the revenue recognition approach.

Hudson considered the following aspects:

Turnover

Hudson Group recognizes net sales, and the related cost of goods sold, at the time when it sells and hands over directly at the stores to the traveler consumables or fashion products manufactured by third parties. The sale has to be settled in cash or credit card on delivery. Net sales are presented net of customary discounts or sales taxes. Credit card receivables have different contractual terms, but most of them are collectable within 4 days and consequently these are presented as cash equivalents. There are very limited returns of goods sold. Hudson’s advertising income results from several distinctive marketing support activities, not affecting the costs of the goods. The income is recognized over time when the advertising services have been rendered.

There has been no impact on retained earnings as of January 1, 2018 after the adoption of IFRS 15.